TAXATION - Deferred Tax Assets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Net operating losses	¥ 166,093,004		¥ 367,045,173
Accrued warranty costs	206,022,708		171,396,603
Provision for inventories, accounts receivable, other receivable	84,101,028		56,512,918
Timing difference for revenue recognition of retainage contract	5,797,569		8,337,383
Other temporary differences	20,366,550		49,723,467
Impairment for property, plant and equipment and project assets	24,871,785		18,310,891
Total deferred tax assets	507,252,644		671,326,435
Less: Valuation allowance	(136,847,274)		(144,316,817)	¥ (114,620,700)	¥ (86,443,363)
Less: Deferred tax liabilities in the same tax jurisdiction	(115,297,938)		(255,723,355)
Deferred tax assets	255,107,432	$ 39,096,924	271,286,263
Timing difference for project assets, property, plant and equipment	(308,201,462)		(349,000,757)
Timing difference for refund of countervailing duties	(134,682,972)		(119,355,270)
Other temporary differences	(1,126,697)		(38,101,269)
Total deferred tax liabilities	(444,011,131)		(506,457,296)
Less: Deferred tax assets in the same tax jurisdiction	115,297,938		255,723,355
Deferred tax liabilities	¥ (328,713,193)	$ (50,377,501)	¥ (250,733,941)